Consolidated Balance Sheets	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2010 CNY
Assets
Cash and cash equivalents	$ 210,245,633	1,567,165,156	1,387,621,178
Restricted cash	734,790	5,033,996	4,849,614
Short-term investments	59,090,909	30,000,000	390,000,000
Accounts receivable, net	23,881,435	90,435,732	157,617,474
Due from related parties	322,348	159,100	2,127,500
Prepayments and other assets	12,631,712	54,262,066	83,369,296
Deferred tax assets	1,424,239	3,048,654	9,399,978
Total current assets	308,331,066	1,750,104,704	2,034,985,040
Non current assets
Equity investments	7,481,653	30,471,237	49,378,909
Time deposit	43,116,451		284,568,575
Restricted time deposit	18,442,640		121,721,425
Film and television cost	3,672,812	14,508,195	24,240,561
Property, equipment and software, net	46,401,359	244,069,532	306,248,969
Construction in progress	138,090,186	771,265,335	911,395,229
Intangible assets, net	20,979,511	36,930,233	138,464,771
Goodwill	73,276,490	116,256,000	483,624,832
Prepayments and other assets	7,274,340	42,516,514	48,010,649
Deferred tax assets	407,628	2,895,739	2,690,344
Total assets	667,474,136	3,009,017,489	4,405,329,304
Liabilities and Shareholders' Equity
Accounts payable	18,424,386	92,131,878	121,600,949
Advances from customers	22,151,979	88,944,437	146,203,059
Salary and welfare payable	23,354,049	99,629,630	154,136,724
Taxes payable	4,159,895	35,503,484	27,455,310
Accrued expenses and other liabilities	19,936,467	40,055,495	131,580,683
Due to related parties	732,121	5,650,616	4,832,000
Deferred revenues	58,526,510	280,584,152	386,274,965
Deferred tax liabilities	7,126,878	22,488,342	47,037,398
Deferred government grants	45,455		300,000
Total current liabilities	154,457,740	664,988,034	1,019,421,088
Deferred revenues	3,987,913	28,479,618	26,320,224
Total liabilities	158,445,653	693,467,652	1,045,741,312
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 49,171,190 Class A ordinary shares issued and outstanding, 199,957,195 Class B ordinary shares issued and outstanding as of December 31, 2009; 39,171,195 Class A ordinary shares issued and outstanding, 211,839,885 Class B ordinary shares issued and outstanding as of December 31, 2010)	30,271	198,506	199,791
Additional paid-in capital	74,710,504	381,099,428	493,089,324
Statutory reserves	36,252,180	181,563,507	239,264,390
Accumulated other comprehensive loss	(9,993,428)	(65,453,442)	(65,956,622)
Retained earnings	391,341,070	1,799,851,169	2,582,851,059
Total Perfect World Shareholders' Equity	492,340,597	2,297,259,168	3,249,447,942
Non-controlling interest	16,687,886	18,290,669	110,140,050
Total Shareholders' Equity	509,028,483	2,315,549,837	3,359,587,992
Total Liabilities and Shareholders' Equity	$ 667,474,136	3,009,017,489	4,405,329,304